UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 162.8% (100.0% of Total Investments)

	Alaska – 3.0% (1.8% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 6,347,374
	12/01/27 – FGIC Insured (UB)
3,605	Anchorage, Alaska, General Obligation Bonds, General Purpose, Refunding Series 2012D,	No Opt. Call	AA+	3,778,761
	5.000%, 8/01/14
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
3,930	5.000%, 6/01/32	6/14 at 100.00	B+	3,145,533
13,835	5.000%, 6/01/46	6/14 at 100.00	B+	10,142,023
27,480	Total Alaska			23,413,691
	Arizona – 2.2% (1.4% of Total Investments)
3,475	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 4.750%, 4/01/25	4/14 at 100.00	A	3,497,727
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,227,925
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (4)	731,153
	Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	425,026
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	7,833,915
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,434,342
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	Baa2	968,990
	Company, Series 2010A, 5.250%, 10/01/40
16,795	Total Arizona			17,119,078
	Arkansas – 1.1% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	742,225
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	3,221,610
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2 (4)	4,238,080
	5.000%, 11/01/34 (Pre-refunded 11/01/14) – NPFG Insured
26,625	Total Arkansas			8,201,915
	California – 21.7% (13.3% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,316,125
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,084,050
	2013S-4, 5.000%, 4/01/38 (WI/DD, Settling 8/06/13)
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	2,933,254
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
890	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	890,650
	Series 2013A, 5.000%, 7/01/37
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,365,402
	2010A, 5.750%, 7/01/40
7,445	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/14 at 100.00	A1	7,471,876
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	25,634,234
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,340,000
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	3,696,980
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	10,727,100
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	1,370,649
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,893,904
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of	9/14 at 100.00	A	2,638,348
	Participation, Series 2004, 5.000%, 9/01/29 – NPFG Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	1,060,664
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	A	8,362,470
	1995A, 5.000%, 1/01/35 – NPFG Insured
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	A	1,012,800
	Bonds, Series 1999, 5.875%, 1/15/27 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,075	4.500%, 6/01/27	6/17 at 100.00	B	3,702,015
10,630	5.000%, 6/01/33	6/17 at 100.00	B	8,661,749
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,071,135
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,165,660
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,155	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	5,477,084
	5.000%, 7/01/30 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,101,100
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	816,293
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,813,447
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,460,126
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,622,250
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,154,850
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,060,271
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,361,336
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,510,900
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,382,569
	Tender Option Bond Trust 3504, 20.213%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	A	4,257,289
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	7,764,300
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,349,820
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	10/13 at 100.00	A	1,735,520
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,270	4.750%, 6/01/23	6/15 at 100.00	B+	1,161,212
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,181,400
1,985	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BBB	1,915,168
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	4.750%, 6/01/25
217,455	Total California			168,524,000
	Colorado – 7.0% (4.3% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	AA–	2,986,680
	Series 2011A, 5.000%, 2/01/41
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,020,090
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	11,795,102
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,459,725
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,190,009
	5.000%, 11/15/43
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	2,243,943
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	A	3,312,221
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	A	13,349,350
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	439,850
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,033,500
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,240,440
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,244,250
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,024,725
101,210	Total Colorado			54,339,885
	Florida – 2.7% (1.7% of Total Investments)
1,645	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A	1,764,312
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,185	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	No Opt. Call	A+	2,199,880
	Series 2003D, 5.250%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,694,522
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,561,000
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,513,275
	5.000%, 10/01/30
4,625	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	4,536,339
	11/01/30 – NPFG Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	2,010,500
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
21,105	Total Florida			21,279,828
	Georgia – 3.9% (2.4% of Total Investments)
5,675	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	Baa3 (4)	5,798,375
	University Medical Center Inc., Series 2004A, 5.500%, 1/01/34 (Pre-refunded 1/01/14)
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Refunding	4/23 at 100.00	AA–	4,251,880
	Certificates, Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,308,175
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,637,475
	Medical Center Project, Series 2010, 7.625%, 12/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,102,400
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,057,695
2,000	Georgia State, General Obligation Bonds, Series 2008B, 5.000%, 7/01/14	No Opt. Call	AAA	2,088,720
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	5,377,350
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
29,475	Total Georgia			30,622,070
	Illinois – 17.5% (10.7% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,428,678
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	A+	9,243,960
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	A+	4,206,268
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,122,990
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	12,092,474
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	3,314,705
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AA–	190,578
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/14 at 100.00	AA–	7,575,160
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	1/14 at 100.00	A	13,101,180
	(Alternative Minimum Tax)
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,002,320
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,245,635
	Series 2007B, 0.000%, 12/01/23
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2 (4)	1,116,612
	Kankakee County, Series 2005B, 5.000%, 12/01/20 (Pre-refunded 12/01/14) – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	15,622,050
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,001,440
	8/15/47 – AGC Insured (UB)
1,050	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,067,756
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,619,575
	5.625%, 1/01/37
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	4,431,365
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,272,200
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,038,725
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	6,208,362
	2009, 7.000%, 8/15/44
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	4,668,390
	2011C, 5.500%, 8/15/41 (UB) (5)
4,095	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,097,416
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/14 at 100.00	Baa2	5,037,914
	Series 2002, 5.625%, 1/01/28
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,086,200
	5.000%, 1/01/35
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,288,627
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,125,450
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
855	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	754,221
	3/01/30 – RAAI Insured
4,005	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,885,251
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
12,780	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	7,895,612
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
174,710	Total Illinois			135,741,114
	Indiana – 2.9% (1.8% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,691,690
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,650,107
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	2,757,123
	2011B, 5.000%, 10/01/41
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	2,060,480
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A (4)	2,593,728
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,505,325
	NPFG Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,128,900
	AMBAC Insured
1,215	Muncie School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,241,657
	1/10/14 – NPFG Insured
27,565	Total Indiana			22,629,010
	Iowa – 2.6% (1.6% of Total Investments)
11,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	11,341,840
	Project, Series 2013, 5.000%, 12/01/19
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,271,400
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,752,600
22,570	Total Iowa			20,365,840
	Kansas – 0.7% (0.4% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,761,078
	5.300%, 6/01/31 – NPFG Insured
1,500	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2003,	9/13 at 102.00	Aa2 (4)	1,535,985
	5.000%, 9/01/17 (Pre-refunded 9/01/13) – AGM Insured
3,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	1,974,691
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,305	Total Kansas			5,271,754
	Kentucky – 1.0% (0.6% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,375,840
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,033,720
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			7,409,560
	Louisiana – 2.6% (1.6% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA–	11,332,600
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,151,290
	Series 2007A, 5.500%, 5/15/47
19,000	Total Louisiana			20,483,890
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,163,432
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.7% (0.5% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,785,225
	Healthcare, Series 2011A, 6.000%, 1/01/26
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	2,942,790
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,500	Total Maryland			5,728,015
	Massachusetts – 3.3% (2.0% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	3,209,375
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	498,580
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	8,852,381
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,357,730
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	4,749,605
	2013A, 5.000%, 5/15/43
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	167,774
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	562,344
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	3,630,667
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	8/13 at 100.00	AAA	426,432
	Subordinate Series 1999A, 5.750%, 8/01/29
1,125	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	AAA	1,145,273
	Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured
23,440	Total Massachusetts			25,600,161
	Michigan – 6.8% (4.2% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,792,747
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,438,029
	7/01/35 – NPFG Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,003,980
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,510,425
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	7/16 at 100.00	A	3,594,875
	5.000%, 7/01/28 – NPFG Insured
2,150	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2004B,	7/16 at 100.00	A	2,140,024
	5.000%, 7/01/19 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,047,400
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,480,296
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	10,723,479
3,350	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I,	10/13 at 100.00	AA– (4)	3,385,041
	5.250%, 10/15/14 (Pre-refunded 10/15/13) – AGM Insured
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	5,684,580
	Refunding Series 2009, 5.625%, 11/15/29
1,800	Michigan State, General Obligation Refunding Bonds, Series 2001, 5.500%, 12/01/13 – NPFG Insured	No Opt. Call	Aa2	1,831,680
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,947,764
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,390,189
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	1,873,229
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
52,575	Total Michigan			52,843,738
	Minnesota – 1.2% (0.7% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,886,041
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,195,685
	Corporation, Series 2007, 5.250%, 5/01/37
7,905	Total Minnesota			9,081,726
	Mississippi – 0.3% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	1,953,900
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 4.0% (2.5% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass	10/18 at 100.00	AA+	941,771
	Transit Sales Tax Appropriation Refunding Bonds, Series 2013A, 5.000%, 10/01/28 (WI/DD,
	Settling 8/01/13)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,295	5.250%, 10/01/16 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA– (4)	4,331,078
2,400	5.000%, 10/01/23 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA– (4)	2,419,152
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,371,300
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,315	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,975,582
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,370	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	A	2,419,178
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	6,018,582
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
48,620	Total Missouri			31,476,643
	Nevada – 3.1% (1.9% of Total Investments)
3,905	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2004A-1,	7/14 at 100.00	A+	4,070,611
	5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	14,992,834
	International Airport, Series 2010A, 5.250%, 7/01/42
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,316,685
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	2,733,700
	2634, 18.774%, 7/01/31 – BHAC Insured (IF) (5)
23,200	Total Nevada			24,113,830
	New Hampshire – 0.7% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,212,800
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.5% (2.1% of Total Investments)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	633,984
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,520,715
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB+	2,733,800
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	6,428,000
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	5,517,400
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	5,161,600
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,172,069
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,649,350
	Series 2007-1A, 4.750%, 6/01/34
78,235	Total New Jersey			26,816,918
	New Mexico – 0.4% (0.3% of Total Investments)
3,200	Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series	No Opt. Call	Aa1	3,200,000
	2012, 2.000%, 8/01/13
	New York – 13.0% (8.0% of Total Investments)
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	2,426,153
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,046,542
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,425,896
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	1,990,780
1,320	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	1,197,042
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2004A,	9/14 at 100.00	AA+	7,679,250
	5.000%, 9/01/34 – BHAC Insured
9,540	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A,	No Opt. Call	A	9,852,817
	5.000%, 5/01/14
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	13,512,416
	4.500%, 11/15/32 – AGM Insured (UB)
875	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	910,919
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	5,081,050
	Bonds, Fiscal Series 2005A, 5.000%, 6/15/39
3,545	New York City Municipal Water Finance Authority, Water and Sewer System Second General	6/22 at 100.00	AA+	3,079,081
	Resolution Revenue Bonds, Fiscal Series 2012EE, 4.000%, 6/15/45
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	10,446,700
	Fiscal 2013 Series I, 5.000%, 5/01/38
3,955	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	No Opt. Call	AAA	4,003,053
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/13
2,710	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,701,409
	Natural History, Series 2004A, 5.000%, 7/01/44 – NPFG Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	8/13 at 100.00	AA	20,069
150	5.750%, 8/01/18	8/13 at 100.00	AA	151,644
1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/17 –	1/15 at 100.00	A+	1,061,600
	AMBAC Insured
6,805	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	12/13 at 100.00	AA–	6,825,347
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,244,773
2,755	6.000%, 12/01/36	12/20 at 100.00	BBB	3,065,020
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	2,615,532
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
7,000	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State	No Opt. Call	AA–	8,016,190
	Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18
98,450	Total New York			101,353,283
	North Carolina – 3.0% (1.8% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	2,957,970
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	9,883,103
	2005A, 5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,328,900
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	3,827,320
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,170	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,185,269
	Health System, Series 2009A, 5.000%, 6/01/39
22,960	Total North Carolina			23,182,562
	North Dakota – 1.3% (0.8% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,054,110
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	2,968,650
10,000	Total North Dakota			10,022,760
	Ohio – 6.2% (3.8% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,092,100
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	880,250
2,925	5.875%, 6/01/30	6/17 at 100.00	B	2,336,812
5,040	5.750%, 6/01/34	6/17 at 100.00	B	3,836,196
2,715	6.000%, 6/01/42	6/17 at 100.00	BB+	2,101,654
5,950	5.875%, 6/01/47	6/17 at 100.00	B	4,452,921
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	8,014,700
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	9,591,600
	4.250%, 12/01/32 – AGM Insured (UB)
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,170,961
	2011A, 6.000%, 11/15/41
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,655,041
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
54,255	Total Ohio			48,132,235
	Oklahoma – 2.5% (1.5% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,522,276
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,655,645
4,670	Oklahoma City, Oklahoma, General Obligation Bonds, Refunding Series 2005, 5.000%, 9/01/13 –	No Opt. Call	AAA	4,688,867
	AMBAC Insured
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,700,862
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A+	6,109,098
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,878,400
	1/01/47 – FGIC Insured
19,285	Total Oklahoma			19,555,148
	Oregon – 0.7% (0.4% of Total Investments)
5,565	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C,	No Opt. Call	AA	5,632,782
	5.000%, 11/01/13
	Pennsylvania – 4.1% (2.5% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,120,720
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
65	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A3	65,486
155	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 (Pre-refunded	10/13 at 100.00	A3 (4)	156,375
	10/01/13) – FGIC Insured
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	8,361,760
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,503,240
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
4,350	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001T, 5.500%, 12/01/13 –	No Opt. Call	A+	4,427,126
	FGIC Insured
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	2,716,064
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	4,768,350
	6/01/33 – AGM Insured
7,845	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	7,844,372
	5.000%, 8/01/32 – AGM Insured
31,515	Total Pennsylvania			31,963,493
	Puerto Rico – 8.3% (5.1% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,193,750
	6.000%, 7/01/44
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	BBB–	1,991,075
	5.125%, 7/01/37
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB	6,293,980
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	7/14 at 100.00	A	531,690
	7/01/29 – NPFG Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	531,750
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/13 at 100.00	AA–	4,749,950
1,130	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/17 at 100.00	BBB–	1,136,678
	2007M, 5.500%, 7/01/19
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	7,580,880
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	9,359,438
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,884,905
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	5,284,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	5,443,238
15,000	5.250%, 8/01/57 (UB) (5)	8/17 at 100.00	AA–	14,184,600
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	BBB–	1,355,265
201,905	Total Puerto Rico			64,521,199
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	12/13 at 100.00	BBB+	2,767,433
2,065	6.250%, 6/01/42	12/13 at 100.00	BBB–	2,066,817
4,830	Total Rhode Island			4,834,250
	South Carolina – 3.6% (2.2% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,952,714
	5.000%, 2/01/41
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	5,509,703
3,250	5.250%, 2/15/24 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	3,417,278
3,100	5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	3,259,557
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,248,620
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	No Opt. Call	AA–	5,466,250
	2005B, 5.000%, 1/01/22 – NPFG Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,963,590
30,840	Total South Carolina			27,817,712
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,330,207
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 16.4% (10.1% of Total Investments)
5,515	Austin, Texas, Water and Wastewater System Revenue Bonds, Series 2005, 5.000%, 5/15/29 –	11/15 at 100.00	AA	5,870,938
	NPFG Insured
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,692,272
	Series 2008, 5.000%, 2/15/38
6,000	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/15 at 100.00	AAA	6,304,920
	2005B, 5.000%, 7/01/35
5,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	5,851,780
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%, 1/01/31	1/21 at 100.00	Baa2	1,595,670
4,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	4,286,000
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
6,335	Corpus Christi Independent School District, Nueces County, Texas, General Obligation Bonds,	No Opt. Call	AA+	6,344,439
	Series 2009, 4.000%, 8/15/13
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	11/13 at 100.00	AA–	4,046,120
	11/01/22 – AGM Insured (Alternative Minimum Tax)
3,570	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,742,859
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA	20,139,600
	Series 2013B, 5.250%, 10/01/51 (WI/DD, Settling 8/01/13)
3,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	3,369,625
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/13 at 100.00	A	2,651,940
	5.250%, 11/15/30 – NPFG Insured
15,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	A	4,179,140
	0.000%, 11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,211,904
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–	2,427,878
875	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation	2/15 at 100.00	AAA	933,328
	Bonds, Refunding Series 2005, 5.000%, 2/15/21
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,787,280
	Bonds, Series 2006, 0.000%, 8/15/34
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA	3,218,100
	9/01/41 (UB) (5)
7,675	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AA+ (4)	8,255,460
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,191,600
	Texas Health Resources Tender Option Bond Trust 1197, 9.241%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,970,487
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
3,565	Texas A&M University, Permanent University Fund Bonds, Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,773,766
3,635	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	3,895,739
	2012, 5.000%, 12/15/22
7,040	Texas State, Tax and Revenue Anticipation Notes, Series 2012, 2.500%, 8/30/13	No Opt. Call	N/R	7,053,798
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,476,672
	2002A, 0.000%, 8/15/25 – AMBAC Insured
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,445	0.000%, 8/15/38	8/15 at 30.30	AAA	348,621
1,445	0.000%, 8/15/39	8/15 at 28.63	AAA	327,712
1,050	0.000%, 8/15/42	8/15 at 24.42	AAA	194,030
1,125	0.000%, 8/15/43	8/15 at 23.11	AAA	192,746
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
7,665	0.000%, 8/15/38 (Pre-refunded 8/15/15)	8/15 at 30.30	N/R (4)	2,286,316
7,665	0.000%, 8/15/39 (Pre-refunded 8/15/15)	8/15 at 28.63	N/R (4)	2,160,534
5,560	0.000%, 8/15/42 (Pre-refunded 8/15/15)	8/15 at 24.42	N/R (4)	1,336,846
5,985	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	1,362,066
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	1,757,976
	Project, Series 2011, 6.000%, 11/01/41
170,120	Total Texas			127,238,162
	Utah – 0.2% (0.1% of Total Investments)
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,929,682
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
	Virgin Islands – 0.1% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	1,102,349
	10/01/26 – RAAI Insured
	Virginia – 2.9% (1.8% of Total Investments)
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	9,954,010
	2009C, 0.000%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	7,751,000
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	828,971
4,310	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,006,490
26,130	Total Virginia			22,540,471
	Washington – 3.4% (2.1% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,944,213
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19	11/13 at 100.00	AAA	3,515,797
	(Pre-refunded 11/01/13) – AGM Insured (Alternative Minimum Tax)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,874,122
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,040,000
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
6,225	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	12/13 at 100.00	A3	6,292,541
	Series 2002, 6.500%, 6/01/26
3,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2011B-1, 4.000%, 8/01/14	No Opt. Call	AA+	3,633,385
25,730	Total Washington			26,300,058
	West Virginia – 0.9% (0.6% of Total Investments)
6,725	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	Aa3 (4)	7,098,910
	2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured
	Wisconsin – 1.6% (1.0% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A	2,472,625
	Inc., Series 2013A, 5.125%, 4/15/31 (WI/DD, Settling 8/15/13)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,071,070
	Series 2004, 5.750%, 5/01/29
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,680,606
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,441,430
	Series 2012B, 5.000%, 2/15/40
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,456,485
	Series 2012, 5.000%, 6/01/39
12,155	Total Wisconsin			12,122,216
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,152,399
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,212,240
	5.375%, 1/01/42
6,035	Total Wyoming			6,364,639
$ 1,678,660	Total Municipal Bonds (cost $1,247,276,413)			1,265,634,916

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds - 0.0% (0.0% of Total Investments)
	Transportation - 0.0% (0.0% of Total Investments)
$ 67	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	5.500%	7/15/19	N/R	$ 16,665
19	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	3.000%	7/15/55	N/R	3,848
$ 86	Total Corporate Bonds (cost $2,520)				20,513
	Total Investments (cost $1,247,278,933) – 162.8%				1,265,655,429
	Floating Rate Obligations – (8.5)%				(66,265,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (55.1)% (8)				(428,400,000)
	Other Assets Less Liabilities – 0.8%				6,166,032
	Net Assets Applicable to Common Shares – 100%				$ 777,156,461

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,265,634,916	$ —	$1,265,634,916
Corporate Bonds	—	—	20,513	20,513
Total	$ —	$1,265,634,916	$20,513	$1,265,655,429

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,187,956,481.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$55,812,465
Depreciation	(44,373,981)
Net unrealized appreciation (depreciation) of investments	$11,438,484

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as
Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013